Right of Use Assets	12 Months Ended
Dec. 31, 2020
Schedule Of Information About Right Of Use Assets [Abstract]
Right of use Assets
16.	RIGHT-OF-USE ASSETS

	2019
	Buildings	Tele- communications equipment	Land use rights	Others	Total
Cost:
At December 31, 2018	—	—	—	—	—
Impact on initial application of IFRS 16 (Note)	14,110	35,631	13,504	643	63,888

At January 1, 2019	14,110	35,631	13,504	643	63,888
Additions	3,620	2,814	178	294	6,906
Disposals	—	(461)	—	—	(461)

End of year	17,730	37,984	13,682	937	70,333

Accumulated depreciation and impairment:
At December 31, 2018	—	—	—	—	—
Impact on initial application of IFRS 16 (Note)	(4,962)	(7,215)	(4,214)	(138)	(16,529)

At January 1, 2019	(4,962)	(7,215)	(4,214)	(138)	(16,529)
Charge for the year	(3,443)	(7,308)	(295)	(146)	(11,192)
Disposals	—	461	—	—	461

End of year	(8,405)	(14,062)	(4,509)	(284)	(27,260)

Net book value:
End of year	9,325	23,922	9,173	653	43,073

At January 1, 2019	9,148	28,416	9,290	505	47,359

Note:
The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets relating to leases which were previously classified as operating leases under IAS 17.

On the date of transition to IFRS 16, assets previously under finance leases of net book value RMB343 million previously included in “Property, plant and equipment” and long-term prepayment for land use rights of net book value RMB9,290 million previously included in “Lease prepayments” were adjusted to
“Right-of-use
assets” recognized at January 1, 2019. See Note 2.2(d).
After initial recognition of
right-of-use
assets at January 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use
assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See Note 2.2(d).
Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Notes 29(c) and 36, respectively.

	2020
	Buildings	Tele- communications equipment	Land use rights	Others	Total
Cost:
Beginning of year	17,730	37,984	13,682	937	70,333
Additions	2,721	5,023	41	426	8,211
Disposals	(4,584)	(551)	(14)	(230)	(5,379)

End of year	15,867	42,456	13,709	1,133	73,165

Accumulated depreciation and impairment:
Beginning of year	(8,405)	(14,062)	(4,509)	(284)	(27,260)
Charge for the year	(3,885)	(8,140)	(298)	(254)	(12,577)
Disposals	4,093	304	5	230	4,632

End of year	(8,197)	(21,898)	(4,802)	(308)	(35,205)

Net book value:
End of year	7,670	20,558	8,907	825	37,960

Beginning of year	9,325	23,922	9,173	653	43,073